Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000116524 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116524 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116524 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116524 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116524 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | Honeywell International, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116524 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000116524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000116524 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000116524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000116524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000116526 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116526 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116526 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116526 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116526 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | Honeywell International, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000116526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000116526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000116526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000116526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000116527 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116527 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116527 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116527 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116527 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | Honeywell International, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000116527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000116527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000116527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000116527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000116490 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | PTT PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Intouch Holdings PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000116490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000116490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000116490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000116490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000116490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000116492 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | PTT PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Intouch Holdings PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000116492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000116492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000116492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000116492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000116492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000116493 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | PTT PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Intouch Holdings PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000116493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000116493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000116493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000116493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000116493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000219860 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | PTT PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Intouch Holdings PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000139051 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Honeywell International, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000139051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000139051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000139051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000139051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000139051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000139051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000157585 | DT Midstream, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157585 | Federated Hermes, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | TXNM Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Alaska Air Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Dolby Laboratories, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | Cal-Maine Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | Flowserve Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000157585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000157585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000157585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000157585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000157586 | Enbridge, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | London Stock Exchange Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | United Overseas Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Danone SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Hydro One Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Koninklijke KPN NV_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Fortis, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000157586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000157586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000157588 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | Entergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | NiSource, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | PPL Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | ONEOK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000157588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000157588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000157588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000157589 | DT Midstream, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000157589 | Federated Hermes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | TXNM Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Cal-Maine Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | National Fuel Gas Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Kinetik Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157589 | Northwestern Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000157589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000157589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000157589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000180597 | Franklin Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180597 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180597 | T. Rowe Price Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180597 | Hormel Foods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000180597 | Chevron Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000180597 | The Travelers Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Emerson Electric Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Bristol-Myers Squibb Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Medtronic PLC_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000180597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000180597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000180597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000180597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000180597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000180594 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000180594 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	10.90%
C000180594 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000180594 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000180594 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180594 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | The Procter & Gamble Co._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180594 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180594 | Aflac, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000180594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000180594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000180594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000180594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000180594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000180594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000180594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000139053 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Honeywell International, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000139053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000139053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000139053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000139053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000139053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000139055 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | Entergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | NiSource, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | PPL Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | ONEOK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000139055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000139055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000139055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000139055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000139055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000139055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000139052 | DT Midstream, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000139052 | Federated Hermes, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | TXNM Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Alaska Air Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Dolby Laboratories, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | Cal-Maine Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | Flowserve Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000139052 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139052 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000139052 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139052 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000139052 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000139052 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000139052 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000139052 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000139052 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000230775 | Houlihan Lokey, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230775 | Keysight Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230775 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230775 | NVR, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230775 | Brown & Brown, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230775 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230775 | Teledyne Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230775 | Fastenal Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230775 | PTC, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230775 | CF Industries Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000230775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243210 | Chevron Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243210 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243210 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243210 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243210 | General Motors Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243210 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Gilead Sciences, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243210 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243210 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243210 | Pfizer, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000243210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000243210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000243210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243212 | Royalty Pharma PLC_Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243212 | Jazz Pharmaceuticals PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243212 | Oscar Health, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243212 | Scorpio Tankers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243212 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Progyny, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | CONSOL Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Dillard's, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243212 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243212 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243212 | Energy
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000243212 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243212 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243212 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243212 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243212 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000243212 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255423 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255423 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255423 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255423 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255423 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255423 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255423 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255423 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000255423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000255423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000255423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000255423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000210928 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210928 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000210928 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000210928 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000210928 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210928 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210929 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210929 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000210929 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210929 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000210929 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210929 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210929 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000230774 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230774 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000230774 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000230774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000230774 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230774 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230774 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000230774 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230774 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000230773 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230773 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000250755 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000250755 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000250755 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210925 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | NiSource, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Boston Scientific Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Blackrock, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Fox Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | AvalonBay Communities, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Costco Wholesale Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Welltower, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000210925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000210925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000210925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000210930 | National Fuel Gas Co._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | Post Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | Agree Realty Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Old Republic International Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Rithm Capital Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | CareTrust REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | COPT Defense Properties_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000210930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000210930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000210930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000210930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000210926 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Hydro One Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Waste Connections, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Loblaw Cos. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Royal Bank of Canada_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Pearson PLC_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | AltaGas Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Klepierre SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | George Weston Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000210926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000210927 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210927 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210927 | CIMB Group Holdings Bhd_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210927 | Genting Bhd_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210927 | NEPI Rockcastle NV_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Cencosud SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | HCL Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Porto Seguro SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Uni-President Enterprises Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Falabella SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000210927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000238316 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000238316 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238316 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238316 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238316 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238316 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238316 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238316 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238316 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238316 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000238316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000238316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000238316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000250754 | Technology Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	16.00%
C000250754 | Vanguard FTSE Pacific ETF_
Holdings [Line Items]
Percent of Total Investments	14.50%
C000250754 | Financial Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	13.90%
C000250754 | Health Care Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	13.20%
C000250754 | Vanguard FTSE All-World ex-US ETF_
Holdings [Line Items]
Percent of Total Investments	12.10%
C000250754 | Consumer Discretionary Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	7.60%
C000250754 | Communication Services Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	7.20%
C000250754 | Consumer Staples Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	7.00%
C000250754 | iShares U.S. Broker-Dealers & Securities Exchanges ETF_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000250754 | iShares Core MSCI Europe ETF_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250754 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250754 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000250754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250754 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250754 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250754 | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250754 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250754 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250756 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | Entergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000250756 | ONEOK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250756 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250756 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250756 | The Kraft Heinz Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000250756 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250756 | General Mills, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250756 | OGE Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250756 | AT&T, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000250756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000250756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000250756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000250756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%